Unaudited Condensed Consolidated Statements of Income (Loss) and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Unaudited Condensed Consolidated Statements of Income (Loss) and Comprehensive Loss
Revenues	$ 19,741,709	$ 26,969,417
Cost of revenues	15,686,879	21,887,449
Gross Profit	4,054,830	5,081,968
Operating expenses
Selling expenses	118,040	145,080
General and administrative expenses	2,027,218	1,528,535
Research and development expenses	15,724	236,568
Total operating expenses	2,160,982	1,910,183
Income from operations	1,893,848	3,171,785
Other income (expenses)
Change in fair value of convertible note	(3,010)	0
Interest income	22,349	191,905
Interest expense	(265,579)	(106,978)
Financing interest income, net	1,206,998	52,248
Rental income from related parties	41,703	69,641
Other income, net	289,068	30,804
Total other income	1,291,529	237,620
Income before provision for income taxes	3,185,377	3,409,405
Provision for income taxes	1,292,853	1,537,161
Net income	1,892,524	1,872,244
Less: net loss attributable to noncontrolling interest	(118,720)	(227,218)
Net income attributable to common shareholders of Tantech Holdings Ltd.	2,011,244	2,099,462
Net income	1,892,524	1,872,244
Other comprehensive loss:
Foreign currency translation adjustment	(5,437,848)	(5,947,918)
Comprehensive loss	(3,545,324)	(4,075,674)
Less: Comprehensive loss attributable to noncontrolling interest	(113,455)	(219,856)
Comprehensive loss attributable to common shareholders of Tantech Holdings Ltd.	$ (3,431,869)	$ (3,855,818)
Earnings per share attributable to Tantech
Basic	$ 1.06	$ 2.72
Diluted	$ 1.06	$ 2.66
Weighted Average Shares Outstanding
Basic	1,903,906	773,083
Diluted	1,903,906	789,308